Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000225826_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000225826_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.37%)
C000201028_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000201028_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,000
C000201028_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 10,120
C000201028_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 11,150
C000201028_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 11,871
C000201028_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,861
C000201028_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,496
C000201028_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,370	$ 10,370	$ 10,370	$ 10,370	$ 10,370	$ 10,370	$ 10,370
C000201028_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000201028_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					(0.04%)
C000201028_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.73%
C000239880_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000239880_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000131661_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000131661_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000131661_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,172
C000131661_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,778
C000131661_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,831
C000131661_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,718
C000131661_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,808
C000131661_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,572
C000131661_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,562
C000131661_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,115
C000131661_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,983
C000131661_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,784	11,784	11,784	$ 11,784	$ 11,784	11,784	$ 11,784
C000131661_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000131661_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					(0.04%)
C000131661_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.67%
C000131659_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000131659_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					(0.04%)
C000131659_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.67%
C000235242_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235242_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.83%
C000235241_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235241_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.83%
C000125598_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000125598_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					(0.04%)
C000125598_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.67%
C000225827_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000225827_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.37%)
C000225826_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Investment Grade Bond ETF
C000225826_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000225826_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,216
C000225826_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,026
C000225826_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,951	8,951	8,951	$ 8,951	$ 8,951	8,951	8,951
C000225826_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000225826_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000225826_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,156
C000225826_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,986
C000225826_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,879	8,879	8,879	$ 8,879	8,879	8,879	8,879
C000225826_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.77%
C000225826_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.02%)
C000225826_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.60%
C000225826_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.88%)
C000248144_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Fidelity® Low Duration Bond ETF
C000248144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,000	10,000	10,000	10,000	10,000	10,000	10,000
C000248144_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bill: 6-9 Months Index
C000248144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,000	10,000	10,000	10,000	10,000	10,000	10,000
C000248144_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
C000248144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,000	10,000	10,000	10,000	10,000	$ 10,000	10,000
C000201028_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Low Duration Bond Factor ETF
C000201028_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201028_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,075
C000201028_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,473
C000201028_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,733
C000201028_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,772
C000201028_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,607
C000201028_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,123	11,123	11,123	11,123	11,123	$ 11,123	11,123
C000201028_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Low Duration Investment Grade Factor Index℠
C000201028_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201028_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,076
C000201028_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,497
C000201028_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,795
C000201028_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,854
C000201028_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,713
C000201028_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,252	11,252	11,252	11,252	11,252	$ 11,252	11,252
C000201028_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bill: 6-9 Months Index
C000201028_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201028_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,045
C000201028_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,314
C000201028_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,503
C000201028_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,514
C000201028_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,474
C000201028_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,800	$ 10,800	10,800	10,800	$ 10,800	$ 10,800	10,800
C000201028_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.63%
C000201028_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.52%
C000201028_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.78%
C000201028_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.70%
C000201028_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%
C000201028_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.80%
C000201028_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.80%
C000201028_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.74%
C000201028_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.00%
C000201028_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000201028_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.99%
C000201028_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.10%
C000239880_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Tactical Bond ETF
C000239880_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000239880_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,918	$ 9,918	9,918	9,918	$ 9,918	9,918	9,918
C000239880_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000239880_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000239880_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,831	$ 9,831	9,831	9,831	9,831	9,831	$ 9,831
C000239880_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.46%
C000239880_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.66%
C000239880_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.49%
C000239880_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.73%
C000131661_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Limited Term Bond ETF
C000131661_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131661_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,122
C000131661_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,464
C000131661_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,596
C000131661_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,571
C000131661_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,229
C000131661_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,795
C000131661_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,892
C000131661_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,134
C000131661_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,358
C000131661_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,253	12,253	12,253	12,253	12,253	12,253	$ 12,253
C000131661_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000131661_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131661_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,129
C000131661_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,370
C000131661_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,467
C000131661_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,422
C000131661_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,043
C000131661_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,564
C000131661_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,602
C000131661_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,924
C000131661_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,054
C000131661_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,791	11,791	11,791	11,791	11,791	11,791	$ 11,791
C000131661_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Limited Term Composite Index℠
C000131661_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131661_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,120
C000131661_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,431
C000131661_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,591
C000131661_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,576
C000131661_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,254
C000131661_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,819
C000131661_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,930
C000131661_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,211
C000131661_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,415
C000131661_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,273	12,273	12,273	12,273	$ 12,273	12,273	$ 12,273
C000131661_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.88%
C000131661_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.76%
C000131661_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.07%
C000131661_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.96%
C000131661_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.75%
C000131661_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.03%
C000131661_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000131661_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.32%
C000131661_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.68%
C000131661_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000131661_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.75%
C000131661_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.09%
C000131659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Total Bond ETF
C000131659_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131659_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,083
C000131659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,773
C000131659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,987
C000131659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,911
C000131659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,972
C000131659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,942
C000131659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,188
C000131659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,695
C000131659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,719
C000131659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,684	12,684	12,684	12,684	$ 12,684	12,684	$ 12,684
C000131659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000131659_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131659_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,142
C000131659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,801
C000131659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,946
C000131659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,845
C000131659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,937
C000131659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,703
C000131659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,815
C000131659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,296
C000131659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,252
C000131659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,143	12,143	12,143	12,143	12,143	12,143	$ 12,143
C000131659_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000131659_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131659_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,172
C000131659_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,778
C000131659_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,831
C000131659_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,718
C000131659_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,808
C000131659_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,572
C000131659_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,562
C000131659_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,115
C000131659_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,983
C000131659_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,784	11,784	$ 11,784	11,784	$ 11,784	11,784	$ 11,784
C000131659_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.24%
C000131659_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.16%
C000131659_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.43%
C000131659_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.17%
C000131659_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.16%
C000131659_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000131659_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000131659_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					0.34%
C000131659_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.98%
C000235242_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Low Duration Bond ETF
C000235242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,016
C000235242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,444	10,444	$ 10,444	10,444	$ 10,444	10,444	10,444
C000235242_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,991
C000235242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,302	10,302	$ 10,302	10,302	10,302	10,302	10,302
C000235242_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,847
C000235242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,730	9,730	$ 9,730	9,730	9,730	9,730	9,730
C000235242_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.83%
C000235242_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.32%
C000235242_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.86%
C000235242_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.37%
C000235242_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235242_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.53%
C000235241_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Core Plus Bond ETF
C000235241_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235241_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,728
C000235241_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,719	9,719	$ 9,719	9,719	9,719	9,719	9,719
C000235241_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235241_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235241_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,851
C000235241_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,737	9,737	$ 9,737	9,737	9,737	9,737	9,737
C000235241_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235241_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235241_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,847
C000235241_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,730	9,730	$ 9,730	9,730	9,730	9,730	$ 9,730
C000235241_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.31%
C000235241_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000235241_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.61%
C000235241_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.33%
C000235241_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235241_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.85%
C000125598_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Corporate Bond ETF
C000125598_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000125598_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,974
C000125598_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,902
C000125598_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,167
C000125598_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,010
C000125598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,483
C000125598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,489
C000125598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,909
C000125598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,781
C000125598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,921
C000125598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,114	13,114	13,114	13,114	13,114	13,114	$ 13,114
C000125598_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000125598_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000125598_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,022
C000125598_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,938
C000125598_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,146
C000125598_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,036
C000125598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,470
C000125598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,354
C000125598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,657
C000125598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,686
C000125598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,785
C000125598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,843	12,843	12,843	12,843	12,843	12,843	$ 12,843
C000125598_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000125598_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000125598_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,172
C000125598_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,778
C000125598_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,831
C000125598_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,718
C000125598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,808
C000125598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,572
C000125598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,562
C000125598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,115
C000125598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,983
C000125598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,784	11,784	11,784	$ 11,784	$ 11,784	11,784	$ 11,784
C000125598_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.00%
C000125598_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					0.99%
C000125598_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.77%
C000125598_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.03%
C000125598_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.01%
C000125598_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.72%
C000125598_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000125598_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent					0.59%
C000125598_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000225827_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Investment Grade Securitized ETF
C000225827_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000225827_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,036
C000225827_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,983
C000225827_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,795	8,795	8,795	$ 8,795	$ 8,795	8,795	8,795
C000225827_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Securitized Index
C000225827_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000225827_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,018
C000225827_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,044
C000225827_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,867	8,867	8,867	$ 8,867	8,867	8,867	8,867
C000225827_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000225827_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 10,000
C000225827_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 10,156
C000225827_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 8,986
C000225827_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,879	$ 8,879	$ 8,879	$ 8,879	$ 8,879	$ 8,879	$ 8,879
C000225827_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.30%
C000225827_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.38%)
C000225827_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.39%
C000225827_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.35%)
C000225827_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.55%
C000225827_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.34%)